ACCOUNTS AND NOTES RECEIVABLE, NET - Group derecognized notes receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
DISCONTINUED OPERATIONS
Derecognized notes receivables not yet due	¥ 163,000	¥ 0		$ 25,578
Notes Receivable, Gain (Loss) Recognized From Continuing Involvement	¥ 0	¥ 0	¥ 0